Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Assets

The Company’s investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30 - 42 years
Building and land improvements	5 - 30 years
Furniture, fixtures and equipment	1 - 10 years
Lease intangibles and leasehold improvements	Shorter of useful life or lease term

Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis

The following table details the Company’s assets and liabilities measured at fair value on a recurring basis ($ in thousands):

	December 31, 2024				December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investments in real estate debt	$—	$—	$852,461	$852,461	$—	$201,070	$1,388,280	$1,589,350
Derivatives	—	368,871	—	368,871	—	554,263	—	554,263
Total	$—	$368,871	$852,461	$1,221,332	$—	$755,333	$1,388,280	$2,143,613

Liabilities:
Derivatives	$—	$9,505	$—	$9,505	$—	$46,178	$—	$46,178
Total	$—	$9,505	$—	$9,505	$—	$46,178	$—	$46,178

Summary of Assets Measured At Fair Value On Recurring Basi

The following table details the Company’s assets measured at fair value on a recurring basis using Level 3 inputs ($ in thousands):

Investments in Real Estate Debt
Balance as of December 31, 2023	$1,388,280
Dispositions	(438,092)
Included in net loss
Foreign currency exchange	(93,260)
Realized losses on dispositions	(4,418)
Unrealized loss	(49)
Balance as of December 31, 2024	$852,461

Summary of Quantitative Inputs and Assumptions Used for Items Categorized in Level 3 of Fair Value

The following table contains the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy ($ in thousands):

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average	Impact to Valuation from an Increase in Input
Investments in real estate debt	$852,461	Discounted Cash Flow	Discount Rate	9.5%	Decrease

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average	Impact to Valuation from an Increase in Input
Investments in real estate debt	$1,388,280	Discounted Cash Flow	Discount Rate	9.7%	Decrease

Schedule of Selling Commissions, Dealer Manager Fees And Stockholder Servicing

The following table details the selling commissions, dealer manager fees, and stockholder servicing fees for each applicable share class as of December 31, 2024:

	Common Stock Class T	Common Stock Class S	Common Stock Class D	Common Stock Class I
Selling commissions and dealer manager fees (% of transaction price)	up to 3.5%	up to 3.5%	up to 1.5%	—
Stockholder servicing fee (% of NAV)	0.85%	0.85%	0.25%	—